DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AUD ($)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 68,712	$ 58,562
Deferred financing costs	(344)	(302)
Current	28,662	19,704
Non-current	$ 40,050	38,858
Percent of debt representing non-recourse mortgages	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 43,788	44,049
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	7,409	96	€ 6,711						€ 90
British pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,240	5,079		£ 4,902						£ 4,203
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,967	4,027			$ 5,257						$ 5,455
Indian rupees
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,226	1,777				₨ 185,506						₨ 146,860
South Korean won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,756	1,808					₩ 2,280,000						₩ 2,280,000
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,731	554				₨ 8,380						₨ 2,888
Australian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,310	1,300						$ 1,923						$ 1,908
Other currencies
Disclosure of detailed information about borrowings [line items]
Total debt obligations	629	174
Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	28,417	16,155
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 28,049	$ 29,416
Secured Debt | Weighted average | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.40%	4.47%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%
Secured Debt | Weighted average | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	8.05%	6.99%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 3,251	$ 3,090
Brookfield Property Partners’ credit facilities | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.36%	6.19%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,887	$ 1,847
Brookfield Property Partners’ corporate bonds | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.67%	4.12%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%
BPYU term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,366	$ 1,514
BPYU term debt | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.96%	6.90%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,695	$ 1,695
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 508	$ 320
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	8.21%	7.17%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 198	$ 192
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.07%	5.86%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%
Subsidiary borrowings | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 47	$ 458
Subsidiary borrowings | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.85%	7.10%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 3,638	$ 4,177
Funds subscription credit facilities | Secured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.38%	6.19%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%